Rule 497(e)
                                                             File Nos. 2-80886
                                                                      811-3626

SUPPLEMENT DATED OCTOBER 15, 1998 TO THE PROSPECTUS oF CITIZENS FUNDS DATED DECEMBER 8, 1997, AS AMENDED APRIL 21, 1998:


On page 1, the following statement should be added:

Effective July 2, 1998, the name of Citizens Investment Trust has been changed to "Citizens Funds" and all references herein to Citizens Investment Trust or Citizens Trust shall hereinafter refer to Citizens Funds.


On page 1, the address for Citizens Trust should be deleted and replaced by the following:

230 Commerce Way, Suite 300
Portsmouth, NH 03801


On page 1, the following statement should also be added:

Effective July 2, 1998, the name of each individual fund has been changed such that the word, "Portfolio", has been stricken from the name of each fund and the word, "Fund", has been substituted therefor. All references herein to the individual funds shall hereinafter refer to the following: Working Assets Money Market Fund; Citizens Income Fund; Citizens Index Fund; Citizens Emerging Growth Fund; and Citizens Global Equity Fund.


On page 6, under the heading, "Commercial Paper", the third sentence of the first paragraph is deleted in its entirety and is replaced by the following sentence:

If a security is rated by only one agency, it must be rated in the highest rating category by that agency.


On page 7, in the side bar, the reference to Edwin Ek is deleted in its entirety and replaced with the following:

Manager
Sophia Collier is the lead manager of the team that manages the Citizens Index Fund. Ms. Collier was the president of Citizens Funds and of its investment adviser, Citizens Advisers, until September 1998. Currently, she is the principal owner and chair of the board of directors of Citizens Advisers.



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On page 9, under the heading "Organization and Management of the Trust", the first sentence in the second paragraph is deleted in its entirety and is replaced by the following sentence:

In order to manage the Trust on a day-to-day basis, we have signed a Management Agreement with Citizens Advisers, with offices at 230 Commerce Way, Suite 300, Portsmouth, NH 03801.


On page 9, under the heading "The Role of Investment Adviser", the second and third sentences are deleted in their entirety and are replaced by the following sentences:

It also selects which securities will be bought and sold for the Working Assets Money Market Fund and the Citizens Index Fund. To assist with portfolio management for the other portfolios, Citizens Advisers has retained, at its own expense, two sub-advisers.


On page 10, the section entitled "RhumbLine Advisers, Inc." is deleted in its entirety.


On page 10, in the table under the heading "Citizens Trust's Management Agreement", for the row labeled "Index Portfolio", under the column labeled "Adviser Pays Sub-Adviser", the figure .10% should be deleted and replaced by a dash.



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                                                            Rule 497(e)
                                                            File Nos. 2-80886
                                                                     811-3626

SUPPLEMENT DATED OCTOBER 15, 1998 TO THE PROSPECTUS OF CITIZENS FUNDS (INSTITUTIONAL CLASSES OF SHARES) DATED OCTOBER 30, 1997:

On page 1, the following statement should be added:

Effective July 2, 1998, the name of Citizens Investment Trust has been changed to "Citizens Funds" and all references herein to Citizens Investment Trust or Citizens Trust shall hereinafter refer to Citizens Funds.


On page 1, the address for Citizens Trust should be deleted and replaced by the following:

230 Commerce Way, Suite 300
Portsmouth, NH 03801


On page 1, the following statement should also be added:

Effective July 2, 1998, the name of each individual fund has been changed such that the word, "Portfolio", has been stricken from the name of each fund and the word, "Fund", has been substituted therefor. All references herein to the individual funds shall hereinafter refer to Working Assets Money Market Fund and Citizens Index Fund.


On page 4, the reference to Jim Mahoney of Tait, Weller & Baker should be deleted and replaced by the following:

Coopers & Lybrand L.L.P. serves as our Funds' independent auditors.


On page 5, under the heading, "Commercial Paper", the third sentence of the first paragraph is deleted in its entirety and is replaced by the following sentence:

If a security is rated by only one agency, it must be rated in the highest rating category by that agency.


On page 6, in the side bar, the reference to Edwin Ek is deleted in its entirety and replaced with the following:

Manager
Sophia Collier is the lead manager of the team that manages the Citizens Index Fund. Ms. Collier was the president of Citizens Funds and of its investment adviser, Citizens Advisers, until September 1998. Currently, she is the principal owner and chair of the board of directors of Citizens Advisers.


On page 7, under the heading "The Role of Investment Adviser", the second sentence of the first paragraph is deleted in its entirety and is replaced by the following sentence:

It determines what securities should be bought and sold for the Working Assets Money Market Fund and the Citizens Index Fund.


On page 7, under the heading "The Role of Investment Adviser", the second sentence of the second paragraph is deleted in its entirety.


On page 7, the section entitled "RhumbLine Advisers, Inc." is deleted in its entirety.


On page 9 immediately following the paragraph entitled, "Exchange Privilege", insert the following:

Excessive Exchanges and Market Timing

Because excessive trading can lower a Fund's performance and harm shareholders, we reserve the right to temporarily suspend or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the privilege (e.g., more than five exchanges within a one year period). Your exchanges may also be restricted or refused, and your account may be closed, if we perceive a pattern of simultaneous orders affecting significant portions of a Fund's assets. In particular, a pattern of exchanges or other transactions evidencing a so-called "market timer" investment strategy, because they may be particularly disruptive to a Fund, will likely result in a termination of exchange privileges or closure of your account. You may still redeem your shares or purchase new shares in the event that your exchange privileges are suspended or terminated.

                                                            Rule 497(e)
                                                            File Nos. 2-80886
                                                                     811-3626

SUPPLEMENT DATED OCTOBER 15, 1998 TO THE STATEMENT OF ADDITIONAL INFORMATION OF CITIZENS FUNDS DATED OCTOBER 30, 1997:


At the bottom of page 1, below the table of contents, the following two paragraphs should be added:

On December 1, 1997, the shareholders of the E-fund portfolio voted to merge the E-fund portfolio into the Working Assets Money Market Portfolio effective December 5, 1997.

As of December 5, 1997, the E-fund portfolio is no longer in existence and all references to the E-fund portfolio in this Statement of Additional Information should be disregarded.


On page 1, the following statement should be added:

Effective July 2, 1998, the name of Citizens Investment Trust has been changed to "Citizens Funds" and all references herein to Citizens Investment Trust or Citizens Trust shall hereinafter refer to Citizens Funds.


On page 1, the address for Citizens Trust should be deleted and replaced by the following:

230 Commerce Way
Suite 300
Portsmouth, NH 03801


On page 1, the name of the each fund shall be changed as follows:

Working Assets Money Market Fund
 (includes Institutional Class Shares)
Citizens Income Fund
Citizens Emerging Growth Fund
Citizens Global Equity Fund
Citizens Index Fund
 (includes Institutional Class Shares)

On page 5, the section entitled "Portfolio Quality and Required Maturities" shall be stricken in its entirety and the following shall be substituted:

QUALITY AND MATURITY OF SECURITIES. Because the Working Assets Money Market Fund uses the amortized cost method of valuation (see "The Value of Our Shares"), the Fund will not purchase any instruments with a remaining maturity of more than 397 days (13 months) or maintain a dollar-weighted average maturity of the entire Fund in excess of 90 calendar days. Except as provided below, the maturity of a security is deemed to be the period remaining until the date on which, in accordance with the terms of the security, the principal amount must unconditionally be paid or, if called for redemption, the date on which the redemption must be made. Obligations of U.S. Government agencies and instrumentalities ("Government Securities") with variable rates of interest which are adjusted no less frequently than every 762 calendar days are deemed to have a maturity equal to the period remaining until the next readjustment. Government Securities that are Floating Rate Securities, or securities whose terms provide for adjustment of their interest rates when a specified rate changes and whose market value can reasonably be expected to approximate amortized cost, are deemed to have a remaining maturity of one day. Variable Rate Securities, which are securities whose terms provide for adjustment of their interest rate on set dates and whose market value can be reasonably expected to approximate amortized cost, wherein the principal amount must unconditionally be paid in 397 calendar days or less, are deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand, whichever is earlier. A Variable Rate Security subject to a demand feature, wherein the principal amount is scheduled to be paid in more than 397 calendar days, is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A Floating Rate Security wherein the principal amount must unconditionally be paid in 397 calendar days or less is deemed to have a maturity of one day. A Floating Rate Security subject to a demand feature wherein the principal amount is scheduled to be paid in more than 397 days, is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the securities is scheduled to occur or, where the agreement is subject to demand, the notice period applicable to a demand for repurchase of the securities. A fund lending agreement is deemed to have a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned or, where the agreement is subject to a demand, the notice period applicable to the demand.

The Working Assets Money Market Fund may not invest more than 5% of its assets in securities of any one issuer, except for U.S. Government securities. With respect to securities subject to a guarantee or demand feature, the Fund may not invest more than 10% of its assets in the institution that issued the guarantee or demand feature unless the same was issued by a person who does not control or is not controlled by that institution.

The Working Assets Money Market Fund also may only invest in securities which are rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs"). Such securities are called First

Tier Securities. If only one NRSRO has rated a security, the Fund may purchase that security only if it is rated in that NRSRO's top rating category and the acquisition is approved or ratified by the Fund's Board of Trustees. If a security is not rated by any NRSRO, the Fund may purchase that security only if the Fund's Board of Trustees determines that it is of comparable quality to a First Tier Security and the Board approves or ratifies the acquisition. If a security is rated by more than two NRSROs, the Fund may purchase that security if it is rated in the top rating category by any two NRSROs and no more than one other NRSRO rates it in the second highest category or lower. If a security is subject to a guarantee or a conditional demand feature, the Fund may purchase the security only if the guarantee or conditional demand feature meets the criteria set forth above or, in the case of a security subject to a conditional demand feature and issued after February 10, 1998, only if the Adviser determines and periodically confirms that there is minimal risk that the conditions preventing exercise of the demand feature will occur and either
(a) the conditions limiting exercise can be readily monitored by the Fund or relate to the taxability of interest payments on the security or (b) the terms of the conditional demand feature require that the Fund will receive notice of the occurrence of the condition and the opportunity to exercise the demand feature.


In the section entitled "Turnover and Portfolio Transactions" on page 10, delete the final two paragraphs in their entirety and substitute the following:

It is the policy of Citizens Advisers and the Trust to seek to obtain the benefit of "soft dollar" payments for the Trust's funds and other clients of Citizens Advisers when consistent with obtaining best execution and when doing so is within the "safe harbor" created by Section 28(e) of the Securities Exchange Act of 1934. To that end, Citizens Advisers will maintain an account with one or more broker-dealers who agree to provide or pay for brokerage and research services which benefit the Trust's funds. Sub-advisers will be informed in writing of the names of the broker-dealers and provided with account information to allow the execution of trades through those broker-dealers. In the event that best execution of an equity transaction is available through a broker-dealer which has been so identified, Citizens Advisers or a sub-adviser, as the case may be, may place the transaction with that broker-dealer after determining in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided.

Any "soft dollars" generated in this fashion shall be used solely to purchase brokerage and research services within the meaning of Section 28(e), and must be of benefit to the Fund on whose behalf the transaction is made. Such brokerage and research services, however, need not exclusively benefit the Fund on whose behalf the transaction is made, and may also benefit other Citizens Trust funds or other clients of Citizens Advisers or its sub-advisers. For these purposes, brokerage and research services mean those which provide assistance to Citizens Advisers, or a sub-adviser, in the performance of decision-making responsibilities. If a product or service serves non-research as well as research functions, "soft dollars" shall be used to pay for the product or service only to the extent that it constitutes research.

The investment management or advisory fee that the Trust pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through the use of such services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.


The carryover paragraph on pages 11-12 and the first full paragraph on page 12 shall be deleted in their entirety and the following shall be substituted:

Under the procedures which our Trustees have adopted in connection with the valuation of our securities using the amortized cost method, the Fund, through its Custodian, conducts weekly mark-to-market appraisals to compare its determination of Net Asset Value per share with the amortized cost-based net asset value. In the event of a deviation between the market value and the amortized cost value in excess of 0.10%, or if the Adviser believes the deviation may result in dilution or other unfair results to shareholders or investors, daily mark-to-market appraisals will be conducted until the deviation falls below 0.10%. If the deviation exceeds 0.30%, the Board of Trustees must be notified and may consider taking remedial action. If the deviation exceeds 0.50%, the Board of Trustees will take such action as it deems appropriate to eliminate or reduce any material dilution of shares or other unfair results to shareholders or investors, including without limitation: redeeming shares in kind; selling securities prior to maturity to realize capital gains or losses or to shorten the average maturity of the Fund; withholding dividends or payment of distributions; determining Net Asset Value per share utilizing market quotations or equivalents; reducing or increasing the number of shares outstanding on a pro rata basis; offsetting each shareholder's pro rata portion of the deviation from their accrued dividend account or from future dividends; or some combination of the foregoing.

We also limit our investments, including repurchase agreements, to those U.S. Dollar-denominated securities which the Adviser determines to present minimal credit risks to the Fund, which are First Tier Securities and which meet the maturity and diversification requirements set forth in Rule 2a-7 and included herein (see page 5 above).


On page 19, under the section entitled "Trustees and Officers", the fifth sentence of the first paragraph is deleted in its entirety and is replaced by the following sentence:

The address of each, except where an address is indicated, is 230 Commerce Way, Suite 300, Portsmouth, New Hampshire 03801.


On page 22, the section entitled "RhumbLine Advisers, Inc." is deleted in its entirety.


On page 22, under the section entitled "Investment Advisory and Other Services", the first paragraph is deleted and the following shall be substituted:

We are advised by Citizens Advisers, Inc. (the "Adviser") under a contract known as the Management Agreement. The Adviser has offices at 230 Commerce Way,

Suite 300, Portsmouth, New Hampshire 03801. The Adviser is a California corporation. Citizens Securities, Inc., a wholly-owned subsidiary of the Adviser and a California corporation, serves as the Fund's distributor.


On page 26, the section entitled "Auditors" shall be stricken in its entirety and the following shall be substituted:

Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, serves as our Fund's independent auditors, providing audit services including (1) examination of the annual financial statements and limited review of unaudited semi-annual financial statements (2) assistance and consultation in connection with SEC filings and (3) review of the federal and state income tax returns filed on our behalf.

The financial statements of the Fund incorporated here by reference, have been examined by Tait, Weller & Baker, who served as auditors to the Fund prior to the recent appointment of Coopers & Lybrand, as stated in their report which is incorporated by reference, and have been so incorporated in reliance upon such report given upon their authority as experts in accounting and auditing.